Note 7-Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 2,411,838
Deferred Tax Assets, Operating Loss Carryforwards	767,134	395,061
Deferred Tax Assets, Valuation Allowance	(767,134)	(395,061)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0